Share based compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Options
Outstanding at the beginning of the period (in shares)	31,203,477	31,473,477	10,057,700
Granted (in shares)	15,343,797	0	21,779,577	5,627,700	4,037,500
Forfeited (in shares)		(270,000)	(363,800)
Outstanding at the end of the period (in shares)		31,203,477	31,473,477	10,057,700
Weighted Average Exercise Price Per Option
Outstanding at the beginning of the period (in dollars per share)	$ 0.63	$ 0.63	$ 0.19
Granted (in dollars per share)			0.84
Forfeited (in dollars per share)		0.59	0.53
Outstanding at the end of the period (in dollars per share)		$ 0.63	$ 0.63	$ 0.19
Additional disclosures
Outstanding - Average Remaining Contractual Term (Years)		8 years 9 months 18 days	9 years 1 month 6 days
Outstanding - Aggregate Intrinsic Value		$ 44,010	$ 75,801
Exercisable - Options		7,785,415	5,199,615
Exercisable - Weighted Average Exercise Price Per Option		$ 0.60	$ 0.62
Exercisable - Average Remaining Contractual Term (Years)		8 years	8 years 1 month 6 days
Exercisable - Aggregate Intrinsic Value		$ 11,293	$ 12,636